Fair Value Measurements - Measurement - Additional Bridge Note (Details) - Additional Bridge Notes	Jun. 30, 2024 Y $ / shares	Jun. 24, 2024 Y $ / shares
Risk-free interest rate
Fair Value Measurements
Measurement input of notes payable	0.0547	0.0542
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	0.89	0.91
Volatility
Fair Value Measurements
Measurement input of notes payable	1.1000	1.1000
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	8.75	12.11
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.4159	0.4112